Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property and Equipment, Net [Abstract]
Schedule of property and equipment
	December 31, 2015	December 31, 2014
Electronic equipment	$5,834,784	$4,984,251
Office furniture and equipment	1,358,324	1,415,725
Motor vehicles	624,992	487,336
Construction in progress	464,252	-
Computer software	215,085	83,119
Leasehold improvements	1,489,991	1,494,648
Total property and equipment	9,987,428	8,465,079

Accumulated depreciation	(5,899,596)	(4,749,098)

Property and equipment, net	$4,087,832	$3,715,981